MORGAN STANLEY DEAN WITTER MUNICIPAL                      Two World Trade Center
INCOME OPPORTUNITIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 2000            New York, New York 10048

DEAR SHAREHOLDER:

Signs of a slowing economy and vigilance by the Federal Reserve Board in controlling inflation during the six-month period ended November 30, 2000, contributed to more favorable bond-market conditions. The bond market rally, which began in January, continued through the summer, with long-term interest rates declining significantly by the end of November.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index declined from 5.91 percent in May 2000 to
5.55 percent at the end of November. Because bond prices move inversely to changes in interest rates, bond prices improved this year. The yield pickup for extending maturities from 1 to 30 years averaged 145 basis points during this six month time period.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. A rising yield ratio indicates weaker relative performance by municipals and a declining ratio signals stronger performance versus Treasuries. Between May and November this ratio was unchanged at 98 percent as municipal yields generally traced the pattern of U.S. Treasury yields. Over the past three years, the high and low ratios of these yields have been 100 percent and 83 percent, respectively.

During the first 11 months of 2000, municipal underwriting was 16 percent lower than last year. Refunding activity, the most interest-rate-sensitive component of supply, dropped more than 50 percent. Approximately 40 percent of the underwritings were enhanced with bond insurance, versus a 50 percent share for the previous three years.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

                        30-YEAR BOND YIELDS 1994 - 2000

           Insured                       U.S.                    Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.40%                        6.34%                              85.17%
            5.40                         6.24                               86.54
            5.80                         6.66                               87.09
            6.40                         7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.50                         7.61                               85.41
            6.25                         7.39                               84.57
            6.30                         7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.80
            7.00                         8.00                               87.50
            6.75                         7.88                               85.66
1995        6.40                         7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.20                         7.34                               84.47
            5.80                         6.66                               87.09
            6.10                         6.62                               92.15
            6.10                         6.86                               88.92
            6.00                         6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.50                         6.14                               89.58
            5.35                         5.94                               90.07
1996        5.40                         6.03                               89.55
            5.60                         6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.90                         6.89                               85.63
            5.85                         6.97                               83.93
            5.90                         7.11                               82.98
            5.70                         6.93                               82.25
            5.65                         6.64                               85.09
            5.50                         6.35                               86.61
            5.60                         6.63                               84.46
1997        5.70                         6.79                               83.95
            5.65                         6.80                               83.09
            5.90                         7.10                               83.10
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.60                         6.78                               82.60
            5.30                         6.30                               84.13
            5.50                         6.61                               83.21
            5.40                         6.40                               84.38
            5.35                         6.15                               86.99
            5.30                         6.05                               87.60
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.20                         5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.20                         5.80                               89.66
            5.20                         5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40
            5.15                         5.63                               91.47
            5.20                         5.66                               91.87
            5.30                         5.83                               90.91
            5.47                         5.96                               91.78
            5.55                         6.10                               90.98
            5.75                         6.06                               94.88
            5.85                         6.05                               96.69
            6.03                         6.16                               97.89
            6.00                         6.29                               95.39
            5.97                         6.48                               92.13
2000        6.18                         6.49                               95.22
            6.04                         6.14                               98.37
            5.82                         5.83                               99.83
            5.91                         5.96                               99.16
            5.91                         6.01                               98.34
            5.84                         5.90                               98.98
            5.73                         5.78                               99.13
            5.62                         5.67                               99.12
            5.74                         5.89                               97.45
            5.65                         5.79                               97.58
            5.55                         5.61                               98.93

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

During the six-month period ended November 30, 2000 the net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Opportunities Trust (OIA) increased from $7.79 to $7.94 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.31 per share, the Fund's total NAV return was
5.68 percent. OIA's value on the New York Stock Exchange (NYSE) decreased from $8.25 to $7.25 per share during this period. OIA's total market return, which includes the reinvestment of tax-free dividends, was -8.88 percent. As of November 30 2000, OIA's share price was at a 8.69 percent discount to its NAV.

Monthly dividends for the fourth quarter of 2000 were declared in September. Beginning with the October payment, the monthly dividend was reduced from $0.0525 to $0.0475 per share. The new dividend reflects current earnings and the Fund's level of undistributed net investment income, which was $0.108 per share on November 30, 2000, versus $0.166 per share six months earlier.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 13 long-term sectors and 66 credits. At the end of November, the portfolio's average maturity was 18 years. Average duration, a measure of portfolio sensitivity to interest rates, was 7.9 years. Generally, a portfolio with a longer duration will have greater price volatility than a portfolio with a shorter duration. Nonrated securities comprise more than half of OIA's assets. The bonds of two issuers, representing 1 percent of net assets, were not accruing interest. Four other issues totaling 8 percent of net assets, were accruing income but may have difficulty with future debt service payments. The accompanying charts and tables provide current information on the portfolio's credit quality, maturity distribution and sector diversification. Optional call provisions and their respective cost (book) yields by year are also shown.

LOOKING AHEAD

The bond market has begun to anticipate that the Fed will ease its monetary policy in 2001. This expectation is based on continued moderate inflation and clear signs of slowing economic growth. This projected environment is favorable for fixed-income investments. Within the fixed-income asset class, we believe municipals represent good long-term value.

The Fund's procedure for reinvesting of all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended November 30, 2000, the Fund purchased and retired 10,700 shares of common stock at a weighted average market discount of 5.1 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Opportunities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

[LARGEST SECTORS CHART]



LARGEST SECTORS AS OF NOVEMBER 30, 2000 (% OF NET ASSETS)
---------------------------------------------------------     ------------------------------------------
IDR/PCR*                                                                         21%
Mortgage                                                                         18%
Nursing & Health                                                                 12%
Hospital                                                                         11%
Retirement & Life Care                                                            7%
Recreational Facilities                                                           7%
Transportation                                                                    6%
Tax Allocation                                                                    5%

* Industrial Development/Pollution Control Revenue

  Portfolio structure is subject to change.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF NOVEMBER 30, 2000
(% OF TOTAL LONG-TERM PORTFOLIO)
                                 Aaa or AAA         Aa or AA           A or A          Baa or BBB         Ba or BB           N/R
                                       8%              11%               6%                 16%               5%              54%

As measured by Moody's Investors Service, Inc. or Standard & Poor's Corp.

Portfolio structure is subject to change.

[DISTRIBUTION BY MATURITY BAR GRAPH]


                           Distribution by Maturity
                               (% of Net Assets)

Weighted Average
Maturity: 18 Years

Under 1 Year                                                                      3.1%
1-5 Years                                                                         2.6%
5-10 Years                                                                       13.2%
10-20 Years                                                                      41.5%
20-30 Years                                                                      37.3%
30+ Years                                                                         2.7%

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

[COST AND BOOK YIELD BAR GRAPH]

                     Call and Cost (Book) Yield Structure
                        (Based on Long-Term Portfolio)
                               November 30, 2000

Weighted Average
Call Protection: 8 Years

                                                                                 YEARS
                                                                             BONDS CALLABLE
-----------                                                                  --------------
2000                                                                             1%
2001                                                                            10%
2002                                                                             2%
2003                                                                             7%
2004                                                                             6%
2005                                                                             9%
2006                                                                             6%
2007                                                                             4%
2008                                                                            14%
2009                                                                            13%
2010+                                                                           28%

Weighted Average Book Yield: 7.6%

            COST (BOOK) YIELD *
2000                            10.3%

2001                            10.4%

2002                             6.5%

2003                             7.1%

2004                             9.6%

2005                             6.8%

2006                             7.3%

2007                             6.0%

2008                             6.2%

2009                             6.3%

2010+                            8.1%




* Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before fund operating expenses. For example, the fund is earning a book yield of 10.4% on 10% of the long-term portfolio that is callable in 2001.

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.3%)
            Educational Facilities Revenue (2.7%)
$  1,600    ABAG Finance Authority for Nonprofit Corporations,
             California, National Center for International Schools
             COPs.......................................................   7.50%   05/01/11    $ 1,720,432
   1,000    Massachusetts Health & Educational Facilities Authority, The
             Learning Center for Deaf Children Ser C....................   6.125   07/01/29        840,970
   1,000    New Jersey Educational Facilities Authority, Fairleigh
             Dickinson University
             1998 Ser G.................................................   5.70    07/01/28        901,940
   1,000    New York State Dormitory Authority, State University 1993
             Ser A......................................................   5.25    05/15/15      1,015,190
--------                                                                                       -----------
   4,600                                                                                         4,478,532
--------                                                                                       -----------

            Electric Revenue (0.7%)
   1,400    Alaska Industrial Development & Export Authority, Snettisham
--------     Hydroelectric
             1st Ser (AMT) (Ambac)......................................   5.00    01/01/27      1,244,096
                                                                                               -----------

            Hospital Revenue (11.2%)
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
             Impr & Refg Ser 1999 B.....................................   5.625   09/01/28      1,667,220
   1,000    Illinois Health Facilities Authority, Riverside Health Ser
             2000.......................................................   6.85    11/15/29      1,023,240
   2,000    Kentucky Economic Development Finance Authority, Appalachian
             Regional Healthcare Inc Refg & Impr Ser 1997...............   5.875   10/01/22      1,343,160
   2,000    Maryland Health & Higher Educational Facilities Authority,
             University of Maryland Medical, Ser 2000...................   6.75    07/01/30      2,067,060
            Massachusetts Health & Educational Facilities Authority,
   2,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/14      2,033,960
   3,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/22      3,033,840
   1,500    New Hampshire Higher Educational & Health Facilities
             Authority, Littleton Hospital Assn Ser 1998 A..............   6.00    05/01/28      1,168,530
   2,000    New Jersey Health Care Facilities Financing Authority,
             Raritan Bay Medical Center Ser 1994........................   7.25    07/01/27      1,810,320
   3,000    Metropolitan Government of Nashville & Davidson County
             Health & Educational Facilities Board, Tennessee, Baptist
             Hospital Ser 1998 A (MBIA).................................   4.875   11/01/28      2,631,090
   2,000    Jefferson County Health Facilities Development Corporation,
             Texas, Baptist Health Care Ser 1991........................   8.875   06/01/21      1,913,120
--------                                                                                       -----------
  20,500                                                                                        18,691,540
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (21.1%)
     460    Metropolitan Washington Airports Authority, District of
             Columbia & Virginia, CaterAir International Corp Ser 1991
             (AMT)++....................................................  10.125   09/01/11        457,249
   2,350    Chicago, Illinois, Chicago O'Hare Int'l Airport/United
             Airlines Inc Ser 1999 A....................................   5.35    09/01/16      2,037,732
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)............   6.00    06/01/27      1,474,335
   3,000    Massachusetts Industrial Finance Agency, Eastern Edison Co
             Refg Ser 1993**............................................   5.875   08/01/08      3,051,690
   3,550    Detroit Economic Development Corporation, Michigan, North
             Industrial Park LP Ser 1989................................  11.375   02/15/14      3,580,743

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  1,152    Michigan Strategic Fund, Kasle Steel Corp Ser 1989 (AMT)....   9.375%  10/01/06    $ 1,157,733
   2,000    New Jersey Economic Development Authority, Continental
             Airlines Inc Ser 2000 (AMT) (WI)...........................   7.00    11/15/30      1,943,860
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A........   5.625   02/01/18      1,321,500
     775    Zanesville-Muskingum County Port Authority, Ohio, Anchor
             Glass Container Corp Ser 1989 B (AMT)......................  10.25    12/01/08        781,347
   2,000    Beaver County Industrial Development Authority,
             Pennsylvania, Toledo Edison Co Collateralized Ser 1995 B...   7.75    05/01/20      2,129,400
   4,000    Carbon County Industrial Development Authority, Pennsylvania
             Panther Creek Partners Refg 2000 Ser (AMT)**...............   6.65    05/01/10      4,045,680
            Lexington County, South Carolina,
     965     Ellett Brothers Inc Refg Ser 1988..........................   7.50    09/01/02        957,521
   4,250     Ellett Brothers Inc Refg Ser 1988..........................   7.50    09/01/08      4,127,940
            Pittsylvania County Industrial Development Authority,
             Virginia,
   4,500     Multi-Trade of Pittsylvania County Ser 1994 A (AMT)........   7.45    01/01/09      4,552,020
   1,500     Multi-Trade of Pittsylvania County Ser 1994 A (AMT)........   7.50    01/01/14      1,517,310
   2,000    Upshur County, West Virginia, TJ International Inc Ser 1995
             (AMT)......................................................   7.00    07/15/25      2,029,340
--------                                                                                       -----------
  35,502                                                                                        35,165,400
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (6.4%)
            Washington County Housing & Redevelopment Authority,
   3,885     Courtly Park Ser 1989 A....................................   9.75    06/15/19      3,099,298
   1,165     Courtly Park Ser 1989 A (AMT)..............................  10.25    06/15/19        929,495
  24,080     Courtly Park Ser 1989 B....................................   0.00    06/15/19        305,575
   8,678     Courtly Park Ser 1989 B (AMT)..............................   0.00    06/15/19        110,122
            White Bear Lake, Minnesota,
   3,715     White Bear Woods Apts Phase II Refg 1989 Ser A.............   9.75    06/15/19      3,326,411
  20,273     White Bear Woods Apts Phase II Refg 1989 Ser B.............   0.00    06/15/19        257,267
   3,000    Brookhaven Industrial Development Agency, New York,
             Woodcrest Estates Ser 1998 A (AMT).........................   6.375   12/01/37      2,725,830
--------                                                                                       -----------
  64,796                                                                                        10,753,998
--------                                                                                       -----------

            Mortgage Revenue - Single Family (12.0%)
            Colorado Housing & Finance Authority,
   1,745     1996 Ser B (AMT)...........................................   7.65    11/01/26      1,889,748
   3,000     Ser 1998 D-2 (AMT).........................................   6.35    11/01/29      3,115,770
      25    Broward County Housing Finance Authority, Florida, Home Ser
             1989 A.....................................................  10.00    10/01/03         25,033
  44,945    New Hampshire Housing Finance Authority, Residential 1983
             Ser........................................................   0.00    01/01/15     10,632,638
   2,000    Ohio Housing Finance Agency, Residential 1996 Ser B-2
             (AMT)......................................................   6.10    09/01/28      2,029,540
   2,260    Virginia Housing Development Authority, 1992 Ser A..........   7.10    01/01/22      2,328,953
--------                                                                                       -----------
  53,975                                                                                        20,021,682
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (12.0%)
            Escambia County, Florida,
$  7,305     Pensacola Care Development Centers Ser 1989................  10.25%   07/01/11    $ 7,439,777
   1,670     Pensacola Care Development Centers Ser 1989 A..............  10.25    07/01/11      1,700,812
   1,000    Orange County Health Facilities Authority, Florida,
             Westminister Community Care Services Inc Ser 1999..........   6.75    04/01/34        878,390
   2,415    Jefferson County, Kentucky, AHF/Kentucky-Iowa Inc Ser
             1990.......................................................  10.25    01/01/20      2,298,573
   1,500    Westside Habilitation Center, Louisiana, Intermediate Care
             Facility for the Mentally Retarded Refg Ser 1993...........   8.375   10/01/13      1,577,820
   1,975    Massachusetts Development Finance Agency, New England Center
             for Children Ser 1998......................................   5.875   11/01/18      1,655,366
   1,040    Mount Vernon Industrial Development Agency, New York,
             Meadowview at the Wartburg Ser 1999........................   6.00    06/01/09        969,779
            Kirbyville Health Facilities Development Authority, Texas,
     642     Heartway III Corp Ser 1998 B (a)...........................   6.00    03/20/04        292,386
   3,863     Heartway III Corp Ser 1998 A...............................  10.00    03/20/18      3,291,291
--------                                                                                       -----------
  21,410                                                                                        20,104,194
--------                                                                                       -----------

            Recreational Facilities Revenue (6.8%)
   2,000    West Jefferson Amusement & Public Park Authority, Alabama,
             VisionLand Ser 1999 (a)....................................   6.375   02/01/29      1,099,340
   2,000    Sacramento Financing Authority, California, Convention
             Center Hotel
             1999 Ser A.................................................   6.25    01/01/30      1,944,820
   2,000    San Diego County, California, San Diego Natural History
             Museum COPs................................................   5.70    02/01/28      1,920,920
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010     Special 1996 Ser A (b).....................................   6.40    09/01/11      1,063,126
   1,000     Special 1997 Ser B (b).....................................   5.75    09/01/27        923,510
   2,500    American National Fish & Wildlife Museum District, Missouri,
             Ser 1999...................................................   7.00    09/01/19      2,417,475
   2,000    St Louis Industrial Development Authority, Missouri, St
             Louis Convention Center Headquarters Hotel Ser 2000 (AMT)
             (WI).......................................................   6.875   12/15/20      1,966,860
--------                                                                                       -----------
  12,510                                                                                        11,336,051
--------                                                                                       -----------

            Retirement & Life Care Facilities Revenue (7.0%)
   1,000    St Johns County Industrial Development Authority, Florida,
             Glenmoor Ser 1999 A........................................   8.00    01/01/30        973,540
   1,500    Massachusetts Development Finance Agency, Loomis Communities
             Ser 1999 A.................................................   5.75    07/01/23      1,216,245
            New Jersey Economic Development Authority,
   1,000     Franciscan Oaks Ser 1997...................................   5.70    10/01/17        826,870
   2,000     United Methodist Homes of New Jersey Ser 1998..............   5.125   07/01/25      1,461,340
   2,000    Glen Cove Housing Authority, New York, Mayfair at Glen Cove
             Ser 1996 (AMT).............................................   8.25    10/01/26      2,099,260
   3,250    Suffolk County Industrial Development Agency, New York,
             Jefferson's Ferry Ser 1999.................................   7.25    11/01/28      3,230,858
   2,100    Vermont Economic Development Authority, Wake Robin Corp Ser
             1999 A.....................................................   6.75    03/01/29      1,880,025
--------                                                                                       -----------
  12,850                                                                                        11,688,138
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Tax Allocation Revenue (5.2%)
            Crestwood, Illinois
$  3,000     Refg Ser 1994..............................................   7.00%   12/01/04    $ 3,103,200
   3,350     Refg Ser 1994..............................................   7.25    12/01/08      3,452,711
   2,000    Anne Arundel County, Maryland, National Business Park Ser
             2000.......................................................   7.375   07/01/28      2,052,300
--------                                                                                       -----------
   8,350                                                                                         8,608,211
--------                                                                                       -----------

            Transportation Facilities Revenue (6.2%)
   4,000    Foothill/Eastern Transportation Corridor Agency, California,
             Ser 1999...................................................   0.00    01/15/27      2,238,040
   7,500    E-470 Public Highway Authority, Colorado, Ser 1997 B
             (MBIA).....................................................   0.00    09/01/15      3,377,175
   2,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
             Ser 1993 A (Ambac).........................................   5.85    10/01/13      2,106,500
   1,000    Nevada Department of Business & Industry, Las Vegas
             Monorail, 2nd Tier Ser 2000................................   7.375   01/01/40        946,530
   2,000    Pocahontas Parkway Association, Virginia, Route 895
             Connector Ser 1998 A.......................................   5.50    08/15/28      1,636,980
--------                                                                                       -----------
  16,500                                                                                        10,305,225
--------                                                                                       -----------

            Water & Sewer Revenue (1.9%)
   2,000    Northern Palm Beach County Improvement District, Florida,
             Water Control & Improvement #9A Ser 1996 A.................   7.30    08/01/27      2,109,480
   6,000    Pittsburgh Water & Sewer Authority, Pennsylvania, First Lien
             1998 Ser B (FGIC)..........................................   0.00    09/01/30      1,090,800
--------                                                                                       -----------
   8,000                                                                                         3,200,280
--------                                                                                       -----------

            Refunded (4.1%)
   5,464    Ann Arbor Economic Development Corporation, Michigan,
--------     Glacier Hills Inc Ser 1989 (ETM)...........................   8.375   01/15/19      6,848,742
                                                                                               -----------

 265,857    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $175,424,619)............................   162,446,089
--------                                                                                       -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.1%)
   2,600    Hapeville Development Authority, Georgia, Hapeville Hotel
             Ltd Ser 1985 (Demand 11/01/00).............................   4.15*   11/01/15      2,600,000
   2,500    Missouri Health & Educational Facilities Authority,
--------     Washington University Ser 1996 C (Demand 11/01/00).........   4.20*   09/01/30      2,500,000
                                                                                               -----------

   5,100    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $5,100,000).............     5,100,000
--------                                                                                       -----------

$270,957    TOTAL INVESTMENTS (Cost $180,524,619) (c)...............................  100.4%   167,546,089
========

            LIABILITIES IN EXCESS OF OTHER ASSETS....................................  (0.4)      (596,030)
                                                                                      -----    -----------

            NET ASSETS..............................................................  100.0%  $166,950,059
                                                                                      =====    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued


---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to Maturity.
    WI      Security purchased on a "when-issued" basis.
    *       Current coupon of variable rate demand obligation.
    **      This security is segregated in connection with the purchase of a "when-issued" security.
    ++      Joint exemption in locations shown.
   (a)      Bond in default, non-income producing security.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $3,117,517 and
            the aggregate gross unrealized depreciation is $16,096,047, resulting in net unrealized depreciation of $12,978,530.

Bond Insurance:
-----------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama....................     0.7%
Alaska.....................     0.7
Arkansas...................     1.0
California.................     4.7
Colorado...................     5.0
Connecticut................     1.2
District of Columbia.......     0.3
Florida....................     9.1
Georgia....................     1.6
Illinois...................     5.8
Iowa.......................     0.9
Kentucky...................     2.2
Louisiana..................     0.9
Maryland...................     2.5
Massachusetts..............     7.1
Michigan...................     6.9
Minnesota..................     4.8
Missouri...................     4.1
Nevada.....................     0.6
New Hampshire..............     7.1
New Jersey.................     4.2
New York...................     6.0
Ohio.......................     2.5
Pennsylvania...............     4.3
South Carolina.............     3.0
Tennessee..................     1.6
Texas......................     3.3
Vermont....................     1.1
Virginia...................     6.3
West Virginia..............     1.2
Joint Exemption*...........    (0.3)
                              -----
Total......................   100.4%
                              =====

---------------------

* Joint exemptions have been included in each geographic location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $180,524,619)........................................  $167,546,089
Cash........................................................        96,886
Receivable for:
    Interest................................................     3,463,238
    Investments sold........................................        76,590
Prepaid expenses and other assets...........................         6,684
                                                              ------------

    TOTAL ASSETS............................................   171,189,487
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     3,917,798
    Investment advisory fee.................................        77,406
    Shares of beneficial interest repurchased...............        46,444
    Administration fee......................................        41,818
Accrued expenses and other payables.........................       155,962
                                                              ------------

    TOTAL LIABILITIES.......................................     4,239,428
                                                              ------------

    NET ASSETS..............................................  $166,950,059
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $199,201,021
Net unrealized depreciation.................................   (12,978,530)
Accumulated undistributed net investment income.............     2,273,181
Accumulated net realized loss...............................   (21,545,613)
                                                              ------------

    NET ASSETS..............................................  $166,950,059
                                                              ============

NET ASSET VALUE PER SHARE,
 21,016,972 shares outstanding
 (unlimited shares authorized of $.01 par value)............         $7.94
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

STATEMENT OF OPERATIONS
For the six months ended November 30, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $6,626,303
                                                              ----------
EXPENSES
Investment advisory fee.....................................     417,901
Administration fee..........................................     250,741
Transfer agent fees and expenses............................      29,218
Professional fees...........................................      28,874
Registration fees...........................................      16,453
Shareholder reports and notices.............................      15,672
Trustees' fees and expenses.................................       8,464
Custodian fees..............................................       3,927
Other.......................................................       8,275
                                                              ----------

    TOTAL EXPENSES..........................................     779,525

Less: expense offset........................................      (3,920)
                                                              ----------

    NET EXPENSES............................................     775,605
                                                              ----------

    NET INVESTMENT INCOME:..................................   5,850,698
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................    (439,125)
Net change in unrealized depreciation.......................   4,121,835
                                                              ----------

    NET GAIN................................................   3,682,710
                                                              ----------

NET INCREASE................................................  $9,533,408
                                                              ==========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED          ENDED
                                                       NOVEMBER 30, 2000   MAY 31, 2000
---------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................    $  5,850,698      $ 12,053,594
Net realized loss....................................        (439,125)       (4,642,652)
Net change in unrealized depreciation................       4,121,835       (13,157,810)
                                                         ------------      ------------

    NET INCREASE (DECREASE)..........................       9,533,408        (5,746,868)

Dividends to shareholders from net investment
 income..............................................      (6,413,338)      (13,058,564)
Decrease from transactions in shares of beneficial
 interest............................................         (80,218)         (484,734)
                                                         ------------      ------------

    NET INCREASE (DECREASE)..........................       3,039,852       (19,290,166)
NET ASSETS:
Beginning of period..................................     163,910,207       183,200,373
                                                         ------------      ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,273,181 and $2,835,821, respectively).........    $166,950,059      $163,910,207
                                                         ============      ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2000 aggregated $15,637,403 and $8,566,686, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended November 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,987. At November 30, 2000,

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued


the Fund had an accrued pension liability of $53,101, which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 1999.......................................  21,089,872   $210,898    $199,555,075
Treasury shares purchased and retired (weighted average
 discount 4.17%)*...........................................     (62,200)      (622)       (484,112)
                                                              ----------   --------    ------------
Balance, May 31, 2000.......................................  21,027,672    210,276     199,070,963
Treasury shares purchased and retired (weighted average
 discount 5.08%)*...........................................     (10,700)      (107)        (80,111)
                                                              ----------   --------    ------------
Balance, November 30, 2000..................................  21,016,972   $210,169    $198,990,852
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

5. FEDERAL INCOME TAX STATUS

At May 31, 2000, the Fund had a net capital loss carryover of approximately $16,551,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:

                 AMOUNT IN THOUSANDS
------------------------------------------------------
        2003              2004       2006       2008
---------------------   --------   --------   --------
       $10,521           $5,243      $700       $87
       =======           ======      ====       ===

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,556,000 during fiscal 2000. As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued


6. DIVIDENDS

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT          RECORD            PAYABLE
       DATE         PER SHARE         DATE              DATE
------------------  ---------   ----------------  -----------------
September 26, 2000   $0.0475    December 8, 2000  December 22, 2000
December 26, 2000    $0.0475    January 5, 2001   January 19, 2001
December 26, 2000    $0.0475    February 9, 2001  February 23, 2001
December 26, 2000    $0.0475     March 9, 2001     March 23, 2001

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At November 30, 2000, the Fund did not hold positions in residual interest bonds.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                        FOR THE SIX                   FOR THE YEAR ENDED MAY 31*
                                                       MONTHS ENDED      ----------------------------------------------------
                                                     NOVEMBER 30, 2000     2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of the period...........         $7.79           $8.69     $ 8.80     $ 8.47      $8.31     $ 8.53
                                                            -----           -----     ------     ------      -----     ------

Income (loss) from investment operations:
 Net investment income.............................          0.28            0.57       0.61       0.60       0.63       0.69
 Net realized and unrealized gain (loss)...........          0.18           (0.85)     (0.13)      0.31       0.16      (0.26)
                                                            -----           -----     ------     ------      -----     ------

Total income (loss) from investment operations.....          0.46           (0.28)      0.48       0.91       0.79       0.43
                                                            -----           -----     ------     ------      -----     ------

Less dividends from net investment income..........         (0.31)          (0.62)     (0.59)     (0.58)     (0.63)     (0.65)
                                                            -----           -----     ------     ------      -----     ------

Net asset value, end of period.....................         $7.94           $7.79     $ 8.69     $ 8.80      $8.47     $ 8.31
                                                            =====           =====     ======     ======      =====     ======

Market value, end of period........................         $7.25           $8.25     $9.438     $8.688      $8.75     $8.875
                                                            =====           =====     ======     ======      =====     ======

TOTAL RETURN+......................................         (8.88)%(1)      (5.94)%    15.65%      5.87%      5.82%     15.95%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................          0.94 %(2)(3)    0.93%      0.96%(3)   1.04%      1.08%      0.97%

Net investment income..............................          7.00 %(2)       6.95%      6.89%      6.98%      7.44%      8.24%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............      $166,950        $163,910   $183,200   $185,496   $178,600   $175,294

Portfolio turnover rate............................             5 %(1)         13%        16%        20%        19%         8%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                          SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Julie C. Morrone
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
MUNICIPAL INCOME OPPORTUNITIES TRUST

Semiannual Report
November 30, 2000